PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,492,436	$ 204,463	¥ 2,243,537	¥ 2,661,321
Prepaid expenses and other current assets	2,789,573	382,171	2,375,341
Total current assets	6,820,148	934,358	9,823,478
Non-current assets:
Total non-current assets	25,536,894	3,498,539	20,562,425
Total assets	32,357,042	4,432,897	30,385,903
Current liabilities:
Accrued expenses and other payables	3,618,237	495,696	2,783,102
Amounts due to related parties	355,679	48,728	356,080
Total current liabilities	9,343,415	1,280,044	11,437,132
Non-current liabilities:
Convertible promissory notes	1,897,738	259,989	1,769,946
Derivative liability			188,706
Total non-current liabilities	16,092,808	2,204,705	12,434,388
Total liabilities	25,436,223	3,484,749	23,871,520
Shareholders' equity:
Additional paid-in capital	17,298,692	2,369,911	17,291,312
Accumulated other comprehensive loss	(18,504)	(2,535)	(14,343)
Accumulated deficit	(10,859,888)	(1,487,799)	(11,016,323)
Treasury stock	(161,892)	(22,179)	(326,953)
Total VNET Group, Inc. shareholders' equity	6,365,900	872,124	6,014,415
Total liabilities and shareholders' equity	32,357,042	4,432,897	30,385,903
Parent Company
Current assets:
Cash and cash equivalents	539		30
Prepaid expenses and other current assets	191,548		192,953
Total current assets	192,087		192,983
Non-current assets:
Investments in subsidiaries	9,335,836		13,352,240
Total non-current assets	9,335,836		13,352,240
Total assets	9,527,923		13,545,223
Current liabilities:
Accrued expenses and other payables	65,499		137,826
Account payables	58		57
Convertible promissory notes			4,208,495
Total current liabilities	1,264,285		5,572,156
Non-current liabilities:
Convertible promissory notes	1,897,738		1,769,946
Derivative liability			188,706
Total non-current liabilities	1,897,738		1,958,652
Total liabilities	3,162,023		7,530,808
Shareholders' equity:
Additional paid-in capital	17,298,692		17,291,312
Accumulated other comprehensive loss	(18,504)		(14,343)
Accumulated deficit	(10,752,508)		(10,935,708)
Treasury stock	(161,892)		(326,953)
Total VNET Group, Inc. shareholders' equity	6,365,900		6,014,415
Total liabilities and shareholders' equity	9,527,923		13,545,223
Parent Company | Subsidiary
Current liabilities:
Amounts due to related parties	1,198,728		1,225,778
Common Class A
Shareholders' equity:
Ordinary shares	108	14	103
Common Class A | Parent Company
Shareholders' equity:
Ordinary shares	108		103
Common Class B
Shareholders' equity:
Ordinary shares	4	$ 1	4
Common Class B | Parent Company
Shareholders' equity:
Ordinary shares	4		4
Common Class C | Parent Company
Shareholders' equity:
Ordinary shares